Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Options Available For Grant

	Available for grant
(In thousands)
Balance as of January 1, 2011	218
Option pool increase	520
Options granted	(260)	(a)
Balance as of December 31, 2011	478
Options cancelled	260	(a)
Option pool increase	520
Options granted	(995)
Balance as of December 31, 2012	263

(a)
On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share.

The vesting schedule for the above options was based on average closing price of the Shares on December 2012,2013 and 2014 on the NASDAQ .

On September 24, 2012, the Company's shareholders granted Dr. Shlomo Shamir, the Chairman of the Company's Board of Directors, options to purchase 200,000 Ordinary Shares of the Company, with an exercise price of $5.28 per share under the Company's option Plan. as a result, there was approximately $245 of additional unrecognized compensation cost related to non- vested options to be recognized over the vesting period under a straight line method.

As a condition to the grant, Dr. Shamir has agreed to the termination of outstanding options to purchase 260,198 ordinary shares, which were granted to Dr. Shamir in June 2011.

Schedule Of Options Outstanding By Exercise Price Range

	Options Outstanding
Range of Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price

$12.50	15	0.08	$12.50
$4.67- $5.82	995	6.59	4.76
	1,010	6.49	4.87

Schedule Of Weighted-Average Assumptions

	Year Ended December 31,
	2010	2011	2012
Expected stock price volatility	51.3%	49.9%	42.0%- 48.4%
Risk free interest rate	0.9%	1.2%	0.5%- 1.2%
Dividend yield	3.4%	3.4%	6.5%- 8.1%
Expected life of options (in years)	3	5	5

Schedule Of Allocation Of Stock-Based Compensation

	Year ended December 31
	2010	2011	2012
Cost of revenues	67	-	17
Sales and marketing	85	-	25
General and administrative	220	117	260

	372	117	302

	Year ended December 31
	2010	2011	2012
Tax benefit recognized in respect
of stock- based compensation
expenses	142	27	-

Schedule Of Information Relating To Options Outstanding

					Aggregate
					intrinsic value
					as of
	Remaining		Grant date	Grant date	December 31,
Number of	contractual	Exercise	fair value per	intrinsic	2011
options	life (in years)	Price (in $)	Share (in $)	Value (in $)	(in $)

37.8	-	5.60	5.60	-	-
37.8	-	6.16	5.60	-	-
44.1	-	6.77	5.60	-	-
50.4	-	7.45	5.60	-	-
63	-	8.35	5.60	-	-
233.1					-

The options activities are as follows (in thousands, except weighted average exercise price):

2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Options Activity

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	15	$12.50	15	$12.50	275	$7.18
Grants	-	-	260	6.87	995	4.76
Canceled	-	-	-	-	(260)	6.87
Balance,
end of year	15	$12.50	275	$7.18	1,010	$4.87
Exercisable,
end of year	-	-	5	$12.50	10	$12.50

2006 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Options Activity

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Balance,
end of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Exercisable,
end of year	170.1	$6.58	233.1	$6.99	-	-